Statements of Net Assets Available for Benefits - EBP 43-1804048 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and investments:
Total cash and investments	$ 611,937,441	$ 541,274,011
Receivables:
Sponsor contributions	18,298	1,704,459
Notes receivable from participants	1,622,180	1,791,484
Total receivables	1,640,478	3,495,943
Net assets available for benefits	613,577,919	544,769,954
Cash [Member]
Cash and investments:
Total cash and investments	136,026	10,010
EBP, Participant-Directed [Member]
Cash and investments:
Total cash and investments	590,899,630	521,523,853
EBP, Nonparticipant-Directed [Member]
Cash and investments:
Total cash and investments	20,901,785	19,740,148
Receivables:
Net assets available for benefits	$ 20,901,785	$ 19,740,148